General administrative expenses and other net operating income (expenses) - Details of administrative expenses (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Short-term employee benefits expense [abstract]
Salaries	₩ 1,980,363		₩ 1,775,018	₩ 1,638,341
Employee fringe benefits	590,255		545,534	506,048
Share based payments	9,632		17,774	7,495
Retirement benefit service costs	169,303		181,797	178,455
Termination	162,019		180,872	202,259
Sub total	2,911,572		2,700,995	2,532,598
Depreciation and amortisation expense [abstract]
Depreciation and amortization	521,827		524,154	520,969
Other general and administrative expense [Abstract]
Rent	80,130		83,879	78,707
Taxes and public dues	157,905		135,015	129,904
Service charges	233,495		231,852	244,825
Computer and IT related	127,186		117,875	108,810
Telephone and communication	84,204		79,145	72,711
Operating promotion	53,733		44,248	45,891
Advertising	160,464		101,384	94,880
Printing	6,799		6,449	6,954
Traveling	10,716		7,449	7,263
Supplies	8,309		7,642	12,127
Insurance premium	20,670		10,692	10,805
Maintenance	23,266		20,808	18,367
Water, light and heating	16,165		14,520	14,993
Vehicle maintenance	14,831		11,590	10,225
Others	98,618		49,714	46,152
Sub total	1,096,491		922,262	902,614
Total	₩ 4,529,890	$ 3,594,580	₩ 4,147,411	₩ 3,956,181